Loans (Tables)	9 Months Ended
Jul. 31, 2021
Text block [abstract]
Summary of Allowance for Credit Losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2021 Jul. 31
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$60	$119	$171	$350
Originations net of repayments and other derecognitions	3	(3)	(9)	(9)
Changes in model	2	(10)	6	(2)
Net remeasurement (1)	(48)	11	3	(34)
Transfers (1)
– to 12-month ECL	39	(36)	(3)	–
– to lifetime ECL performing	(2)	6	(4)	–
– to lifetime ECL credit-impaired	–	(2)	2	–
Provision for (reversal of) credit losses (2)	(6)	(34)	(5)	(45)
Write-offs	–	–	(7)	(7)
Recoveries	–	–	–	–
Interest income on impaired loans	–	–	(4)	(4)
Foreign exchange and other	1	1	3	5
Balance at end of period	$55	$86	$158	$299
Personal
Balance at beginning of period	$155	$495	$115	$765
Originations net of repayments and other derecognitions	7	(7)	(3)	(3)
Changes in model	(4)	(1)	2	(3)
Net remeasurement (1)	(46)	130	41	125
Transfers (1)
– to 12-month ECL	61	(60)	(1)	–
– to lifetime ECL performing	(13)	16	(3)	–
– to lifetime ECL credit-impaired	–	(7)	7	–
Provision for (reversal of) credit losses (2)	5	71	43	119
Write-offs	–	–	(67)	(67)
Recoveries	–	–	19	19
Interest income on impaired loans	–	–	(1)	(1)
Foreign exchange and other	1	–	–	1
Balance at end of period	$161	$566	$109	$836
Credit card
Balance at beginning of period	$163	$451	$–	$614
Originations net of repayments and other derecognitions	–	(12)	–	(12)
Changes in model	–	–	–	–
Net remeasurement (1)	(77)	63	17	3
Transfers (1)
– to 12-month ECL	83	(83)	–	–
– to lifetime ECL performing	(6)	6	–	–
– to lifetime ECL credit-impaired	–	(43)	43	–
Provision for (reversal of) credit losses (2)	–	(69)	60	(9)
Write-offs	–	–	(92)	(92)
Recoveries	–	–	32	32
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$163	$382	$–	$545
Business and government
Balance at beginning of period	$370	$619	$620	$1,609
Originations net of repayments and other derecognitions	2	(7)	(24)	(29)
Changes in model	(12)	(26)	1	(37)
Net remeasurement (1)	(103)	(42)	47	(98)
Transfers (1)
– to 12-month ECL	40	(30)	(10)	–
– to lifetime ECL performing	(19)	26	(7)	–
– to lifetime ECL credit-impaired	–	(3)	3	–
Provision for (reversal of) credit losses (2)	(92)	(82)	10	(164)
Write-offs	–	–	(99)	(99)
Recoveries	–	–	3	3
Interest income on impaired loans	–	–	(6)	(6)
Foreign exchange and other	2	6	15	23
Balance at end of period	$280	$543	$543	$1,366
Total ECL allowance (3)	$659	$1,577	$810	$3,046
Comprises:
Loans	$593	$1,526	$807	$2,926
Undrawn credit facilities and other off-balance sheet exposures (4)	66	51	3	120
(1)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(2)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(3)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $15 million as at July 31, 2021 (April 30, 2021: $15 million; July 31, 2020: $16 million), $13 million of which was a stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (April 30, 2021: $13 million; July 31, 2020: $14 million). The ECL allowances for other financial assets classified at amortized cost were immaterial as at July 31, 2021 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(4)	Included in Other liabilities on our interim consolidated balance sheet.
(5)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.

$ millions, as at or for the three months ended	2021 Apr. 30				2020 Jul. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (5)	Total
Residential mortgages
Balance at beginning of period	$52	$136	$148	$336	$50	$82	$158	$290
Originations net of repayments and other derecognitions	6	(2)	(3)	1	2	(3)	(4)	(5)
Changes in model	–	–	16	16	(1)	3	–	2
Net remeasurement (1)	(25)	13	28	16	(17)	23	21	27
Transfers (1)
– to 12-month ECL	31	(26)	(5)	–	19	(18)	(1)	–
– to lifetime ECL performing	(2)	7	(5)	–	(4)	6	(2)	–
– to lifetime ECL credit-impaired	–	(6)	6	–	–	(3)	3	–
Provision for (reversal of) credit losses (2)	10	(14)	37	33	(1)	8	17	24
Write-offs	–	–	(6)	(6)	–	–	(5)	(5)
Recoveries	–	–	1	1	–	–	2	2
Interest income on impaired loans	–	–	(5)	(5)	–	–	(5)	(5)
Foreign exchange and other	(2)	(3)	(4)	(9)	(1)	(2)	(2)	(5)
Balance at end of period	$60	$119	$171	$350	$48	$88	$165	$301
Personal
Balance at beginning of period	$181	$535	$118	$834	$185	$484	$130	$799
Originations net of repayments and other derecognitions	11	(14)	(2)	(5)	3	(16)	(3)	(16)
Changes in model	(4)	–	(1)	(5)	(2)	28	–	26
Net remeasurement (1)	(98)	49	46	(3)	(63)	121	65	123
Transfers (1)
– to 12-month ECL	75	(73)	(2)	–	76	(75)	(1)	–
– to lifetime ECL performing	(8)	13	(5)	–	(30)	33	(3)	–
– to lifetime ECL credit-impaired	–	(15)	15	–	–	(17)	17	–
Provision for (reversal of) credit losses (2)	(24)	(40)	51	(13)	(16)	74	75	133
Write-offs	–	–	(70)	(70)	–	–	(89)	(89)
Recoveries	–	–	18	18	–	–	15	15
Interest income on impaired loans	–	–	(1)	(1)	–	–	(1)	(1)
Foreign exchange and other	(2)	–	(1)	(3)	–	–	1	1
Balance at end of period	$155	$495	$115	$765	$169	$558	$131	$858
Credit card
Balance at beginning of period	$116	$574	$–	$690	$145	$565	$–	$710
Originations net of repayments and other derecognitions	–	(18)	–	(18)	(1)	(10)	–	(11)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (1)	(45)	104	26	85	(42)	108	(6)	60
Transfers (1)
– to 12-month ECL	98	(98)	–	–	54	(54)	–	–
– to lifetime ECL performing	(6)	6	–	–	(12)	12	–	–
– to lifetime ECL credit-impaired	–	(117)	117	–	–	(55)	55	–
Provision for (reversal of) credit losses (2)	47	(123)	143	67	(1)	1	49	49
Write-offs	–	–	(174)	(174)	–	–	(78)	(78)
Recoveries	–	–	31	31	–	–	29	29
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$163	$451	$–	$614	$144	$566	$–	$710
Business and government
Balance at beginning of period	$462	$623	$686	$1,771	$474	$517	$521	$1,512
Originations net of repayments and other derecognitions	5	(2)	(3)	–	8	(11)	(5)	(8)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (1)	(103)	34	14	(55)	119	86	122	327
Transfers (1)
– to 12-month ECL	42	(36)	(6)	–	28	(25)	(3)	–
– to lifetime ECL performing	(22)	27	(5)	–	(44)	47	(3)	–
– to lifetime ECL credit-impaired	(2)	(13)	15	–	(4)	(44)	48	–
Provision for (reversal of) credit losses (2)	(80)	10	15	(55)	107	53	159	319
Write-offs	–	–	(66)	(66)	–	–	(47)	(47)
Recoveries	–	–	5	5	–	–	2	2
Interest income on impaired loans	–	–	(5)	(5)	–	–	(6)	(6)
Foreign exchange and other	(12)	(14)	(15)	(41)	(13)	(12)	(15)	(40)
Balance at end of period	$370	$619	$620	$1,609	$568	$558	$614	$1,740
Total ECL allowance (3)	$748	$1,684	$906	$3,338	$929	$1,770	$910	$3,609
Comprises:
Loans	$665	$1,629	$906	$3,200	$769	$1,670	$908	$3,347
Undrawn credit facilities and other off-balance sheet exposures (4)	83	55	–	138	160	100	2	262
See previous page for footnote references.

$ millions, as at or for the nine months ended	2021 Jul. 31				2020 Jul. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (5)	Total
Residential mortgages
Balance at beginning of period	$51	$161	$151	$363	$28	$43	$140	$211
Originations net of repayments and other derecognitions	13	(11)	(16)	(14)	5	(8)	(14)	(17)
Changes in model	2	(10)	22	14	(3)	5	–	2
Net remeasurement (1)	(105)	31	53	(21)	(6)	65	68	127
Transfers (1)
– to 12-month ECL	103	(89)	(14)	–	39	(34)	(5)	–
– to lifetime ECL performing	(7)	23	(16)	–	(15)	25	(10)	–
– to lifetime ECL credit-impaired	–	(13)	13	–	–	(7)	7	–
Provision for (reversal of) credit losses (2)	6	(69)	42	(21)	20	46	46	112
Write-offs	–	–	(19)	(19)	–	–	(11)	(11)
Recoveries	–	–	2	2	–	–	4	4
Interest income on impaired loans	–	–	(13)	(13)	–	–	(14)	(14)
Foreign exchange and other	(2)	(6)	(5)	(13)	–	(1)	–	(1)
Balance at end of period	$55	$86	$158	$299	$48	$88	$165	$301
Personal
Balance at beginning of period	$204	$546	$113	$863	$174	$271	$128	$573
Originations net of repayments and other derecognitions	29	(36)	(7)	(14)	20	(38)	(10)	(28)
Changes in model	(7)	–	1	(6)	(35)	100	–	65
Net remeasurement (1)	(254)	263	148	157	(103)	379	210	486
Transfers (1)
– to 12-month ECL	223	(217)	(6)	–	186	(182)	(4)	–
– to lifetime ECL performing	(32)	45	(13)	–	(73)	84	(11)	–
– to lifetime ECL credit-impaired	–	(35)	35	–	–	(56)	56	–
Provision for (reversal of) credit losses (2)	(41)	20	158	137	(5)	287	241	523
Write-offs	–	–	(211)	(211)	–	–	(286)	(286)
Recoveries	–	–	54	54	–	–	50	50
Interest income on impaired loans	–	–	(3)	(3)	–	–	(4)	(4)
Foreign exchange and other	(2)	–	(2)	(4)	–	–	2	2
Balance at end of period	$161	$566	$109	$836	$169	$558	$131	$858
Credit card
Balance at beginning of period	$136	$572	$–	$708	$145	$340	$–	$485
Originations net of repayments and other derecognitions	(1)	(56)	–	(57)	(3)	(55)	–	(58)
Changes in model	–	–	–	–	(6)	59	–	53
Net remeasurement (1)	(210)	284	66	140	(126)	528	77	479
Transfers (1)
– to 12-month ECL	260	(260)	–	–	186	(186)	–	–
– to lifetime ECL performing	(22)	22	–	–	(52)	52	–	–
– to lifetime ECL credit-impaired	–	(180)	180	–	–	(172)	172	–
Provision for (reversal of) credit losses (2)	27	(190)	246	83	(1)	226	249	474
Write-offs	–	–	(336)	(336)	–	–	(332)	(332)
Recoveries	–	–	90	90	–	–	83	83
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$163	$382	$–	$545	$144	$566	$–	$710
Business and government
Balance at beginning of period	$453	$683	$652	$1,788	$239	$158	$378	$775
Originations net of repayments and other derecognitions	24	(32)	(32)	(40)	39	(17)	(15)	7
Changes in model	(12)	(26)	1	(37)	14	(1)	(1)	12
Net remeasurement (1)	(268)	47	179	(42)	404	354	312	1,070
Transfers (1)
– to 12-month ECL	163	(141)	(22)	–	65	(58)	(7)	–
– to lifetime ECL performing	(53)	67	(14)	–	(186)	192	(6)	–
– to lifetime ECL credit-impaired	(4)	(28)	32	–	(4)	(64)	68	–
Provision for (reversal of) credit losses (2)	(150)	(113)	144	(119)	332	406	351	1,089
Write-offs	–	–	(235)	(235)	–	–	(103)	(103)
Recoveries	–	–	11	11	–	–	8	8
Interest income on impaired loans	–	–	(17)	(17)	–	–	(14)	(14)
Foreign exchange and other	(23)	(27)	(12)	(62)	(3)	(6)	(6)	(15)
Balance at end of period	$280	$543	$543	$1,366	$568	$558	$614	$1,740
Total ECL allowance (3)	$659	$1,577	$810	$3,046	$929	$1,770	$910	$3,609
Comprises:
Loans	$593	$1,526	$807	$2,926	$769	$1,670	$908	$3,347
Undrawn credit facilities and other off-balance sheet exposures (4)	66	51	3	120	160	100	2	262
See previous page for footnote references.

Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses	The following tables provide the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at July 31, 2021	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	5.1%	2.3%	6.4%	3.1%	4.0%	1.8%
United States	5.5%	2.4%	6.9%	3.7%	3.3%	1.4%
Unemployment rate
Canada (2)	6.8%	6.1%	6.4%	5.6%	7.4%	6.8%
United States	4.6%	3.9%	4.0%	3.5%	6.1%	5.1%
Canadian Housing Price Index growth (2)	7.9%	4.1%	12.2%	9.8%	3.0%	(2.6)%
Standard and Poor’s (S&P) 500 Index growth rate	9.8%	4.1%	14.8%	8.4%	2.0%	(2.3)%
West Texas Intermediate Oil Price (US$)	$65	$64	$71	$76	$49	$50

	Base case		Upside case		Downside case
As at April 30, 2021	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	5.3%	2.5%	7.0%	3.3%	3.4%	1.7%
United States	5.6%	2.8%	7.2%	3.9%	2.2%	1.0%
Unemployment rate
Canada (2)	7.2%	6.1%	6.7%	5.4%	8.4%	7.0%
United States	4.9%	4.0%	4.4%	3.3%	7.1%	6.3%
Canadian Housing Price Index growth (2)	4.7%	4.0%	8.5%	5.6%	(2.8)%	1.4%
S&P 500 Index growth rate	5.0%	5.0%	10.7%	8.8%	(7.2)%	(5.8)%
West Texas Intermediate Oil Price (US$)	$59	$61	$70	$75	$46	$48

	Base case		Upside case		Downside case
As at October 31, 2020	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	1.6%	3.8%	3.6%	4.6%	0.03%	2.0%
United States	1.7%	3.5%	3.0%	4.2%	(0.6)%	1.7%
Unemployment rate
Canada (2)	8.7%	6.7%	7.4%	5.9%	9.5%	8.4%
United States	7.4%	4.7%	5.1%	3.5%	9.2%	7.3%
Canadian Housing Price Index growth (2)	2.4%	3.0%	11.2%	10.4%	(6.9)%	(0.8)%
S&P 500 Index growth rate	5.6%	4.8%	11.2%	7.7%	(3.5)%	(5.3)%
West Texas Intermediate Oil Price (US$)	$42	$53	$51	$60	$34	$39
(1)	The remaining forecast period is generally two to four years.
(2)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades
Loans
(1)

$ millions, as at				2021 Jul. 31				2020 Oct. 31
	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Residential mortgages
– Exceptionally low	$168,629	$3	$–	$168,632	$146,139	$2	$–	$146,141
– Very low	51,551	653	–	52,204	45,678	1,166	–	46,844
– Low	11,827	3,408	–	15,235	12,491	6,042	–	18,533
– Medium	288	4,685	–	4,973	232	4,924	–	5,156
– High	–	832	–	832	–	1,054	–	1,054
– Default	–	–	469	469	–	–	654	654
– Not rated	2,075	444	181	2,700	1,810	818	155	2,783
Gross residential mortgages (3)(4)	234,370	10,025	650	245,045	206,350	14,006	809	221,165
ECL allowance	55	86	158	299	51	161	151	363
Net residential mortgages	234,315	9,939	492	244,746	206,299	13,845	658	220,802
Personal
– Exceptionally low	20,040	–	–	20,040	23,302	–	–	23,302
– Very low	4,004	149	–	4,153	1,618	157	–	1,775
– Low	8,661	2,456	–	11,117	8,662	2,497	–	11,159
– Medium	1,354	2,656	–	4,010	1,265	2,768	–	4,033
– High	264	838	–	1,102	331	769	–	1,100
– Default	–	–	110	110	–	–	140	140
– Not rated	575	71	53	699	513	159	41	713
Gross personal (4)	34,898	6,170	163	41,231	35,691	6,350	181	42,222
ECL allowance	140	558	109	807	179	540	113	832
Net personal	34,758	5,612	54	40,424	35,512	5,810	68	41,390
Credit card
– Exceptionally low	3,552	–	–	3,552	3,285	–	–	3,285
– Very low	1,388	–	–	1,388	1,388	–	–	1,388
– Low	2,253	–	–	2,253	2,340	–	–	2,340
– Medium	2,237	987	–	3,224	1,778	1,973	–	3,751
– High	–	323	–	323	–	472	–	472
– Default	–	–	–	–	–	–	–	–
– Not rated	121	9	–	130	135	18	–	153
Gross credit card	9,551	1,319	–	10,870	8,926	2,463	–	11,389
ECL allowance	154	363	–	517	125	542	–	667
Net credit card	9,397	956	–	10,353	8,801	1,921	–	10,722
Business and government (5)
– Investment grade	61,144	591	–	61,735	50,691	307	–	50,998
– Non-investment grade	84,102	4,740	–	88,842	80,471	7,319	–	87,790
– Watchlist	60	2,964	–	3,024	447	4,291	–	4,738
– Default	–	–	1,088	1,088	–	–	1,359	1,359
– Not rated	229	29	–	258	218	49	–	267
Gross business and government (3)(6)	145,535	8,324	1,088	154,947	131,827	11,966	1,359	145,152
ECL allowance	244	519	540	1,303	380	648	650	1,678
Net business and government	145,291	7,805	548	153,644	131,447	11,318	709	143,474
Total net amount of loans	$423,761	$24,312	$1,094	$449,167	$382,059	$32,894	$1,435	$416,388
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $21 million (October 31, 2020: $22 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $15 million were recognized as at July 31, 2021 (October 31, 2020: $16 million), $13 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (October 31, 2020: $14 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at July 31, 2021 and October 31, 2020. Financial assets other than loans that are classified as amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $23 million (October 31, 2020: $23 million) which were included in Other assets on our interim consolidated balance sheet.
(3)	Includes $14 million (October 31, 2020: $63 million) of residential mortgages and $24,940 million (October 31, 2020: $23,291 million) of business and government loans that are measured at FVTPL.
(4)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(5)	Certain prior period amounts were restated.
(6)	Includes customers’ liability under acceptances of $10,817 million (October 31, 2020: $9,606 million).
Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at				2021 Jul. 31				2020 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$135,074	$7	$–	$135,081	$124,690	$8	$–	$124,698
– Very low	7,619	137	–	7,756	6,632	137	–	6,769
– Low	8,620	569	–	9,189	8,703	416	–	9,119
– Medium	934	554	–	1,488	909	692	–	1,601
– High	78	464	–	542	263	503	–	766
– Default	–	–	34	34	–	–	28	28
– Not rated	411	9	–	420	411	23	–	434
Gross retail	152,736	1,740	34	154,510	141,608	1,779	28	143,415
ECL allowance	30	27	–	57	36	36	–	72
Net retail	152,706	1,713	34	154,453	141,572	1,743	28	143,343
Business and government (1)
– Investment grade	103,938	279	–	104,217	89,883	149	–	90,032
– Non-investment grade	56,963	1,605	–	58,568	55,910	3,679	–	59,589
– Watchlist	13	925	–	938	91	1,665	–	1,756
– Default	–	–	88	88	–	–	129	129
– Not rated	596	31	–	627	795	41	–	836
Gross business and government	161,510	2,840	88	164,438	146,679	5,534	129	152,342
ECL allowance	36	24	3	63	73	35	2	110
Net business and government	161,474	2,816	85	164,375	146,606	5,499	127	152,232
Total net undrawn credit facilities and other off-balance sheet exposures	$314,180	$4,529	$119	$318,828	$288,178	$7,242	$155	$295,575
(1)	Certain prior period amounts were restated.